UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07264
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 29, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Greater China Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

China — 48.0%

Automobiles — 1.9%

Dongfeng Motor Group Co., Ltd., Class H	1,638,000	$3,182,973

		$3,182,973

Commercial Banks — 7.5%

China Construction Bank Corp., Class H	6,501,110	$5,450,549
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	7,073,372

		$12,523,921

Communications Equipment — 2.9%

AAC Technologies Holdings, Inc.	986,000	$2,517,731
ZTE Corp., Class H	763,320	2,273,818

		$4,791,549

Computers & Peripherals — 1.6%

Lenovo Group, Ltd.	3,118,000	$2,742,992

		$2,742,992

Diversified Consumer Services — 1.5%

New Oriental Education & Technology Group, Inc. ADR(1)	96,800	$2,566,168

		$2,566,168

Diversified Telecommunication Services — 0.8%

China Unicom (Hong Kong), Ltd.	772,000	$1,377,930

		$1,377,930

Electronic Equipment, Instruments & Components — 1.2%

Digital China Holdings, Ltd.	498,000	$997,681
Kingboard Chemical Holdings, Ltd.	254,500	937,412

		$1,935,093

Energy Equipment & Services — 0.6%

China Oilfield Services, Ltd., Class H	586,000	$1,020,106

		$1,020,106

Food Products — 1.0%

Want Want China Holdings, Ltd.	1,744,000	$1,729,168

		$1,729,168

Hotels, Restaurants & Leisure — 1.3%

Home Inns & Hotels Management, Inc. ADR(1)	71,300	$2,188,197

		$2,188,197

Insurance — 2.9%

China Pacific Insurance (Group) Co., Ltd., Class H	536,800	$1,927,126
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,873,767

		$4,800,893

Internet Software & Services — 4.0%

Baidu, Inc. ADR(1)	18,200	$2,487,940
Tencent Holdings, Ltd.	165,900	4,304,803

		$6,792,743

Metals & Mining — 1.7%

Zhaojin Mining Industry Co., Ltd., Class H	968,000	$1,993,256
Zijin Mining Group Co., Ltd., Class H	1,816,000	866,309

		$2,859,565

Multiline Retail — 1.0%

Golden Eagle Retail Group, Ltd.	701,000	$1,725,155

		$1,725,155

Oil, Gas & Consumable Fuels — 9.0%

China Coal Energy Co., Class H	372,000	$474,613
China Petroleum & Chemical Corp., Class H	866,000	983,858
China Shenhua Energy Co., Ltd., Class H	590,000	2,703,306
CNOOC, Ltd.	2,726,000	6,175,766
PetroChina Co., Ltd., Class H	3,114,000	4,677,405

		$15,014,948

Real Estate Management & Development — 2.7%

China Overseas Land & Investment, Ltd.	862,000	$1,787,558
Longfor Properties Co., Ltd.	1,966,000	2,829,376

		$4,616,934

Specialty Retail — 1.7%

Belle International Holdings, Ltd.	1,697,000	$2,772,476

		$2,772,476

Wireless Telecommunication Services — 4.7%

China Mobile, Ltd.	734,500	$7,817,671

		$7,817,671

Total China
(identified cost $74,430,724)		$80,458,482

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong — 25.9%

Commercial Banks — 1.7%

BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,874,421

		$2,874,421

Communications Equipment — 0.9%

VTech Holdings, Ltd.	133,300	$1,499,185

		$1,499,185

Construction Materials — 0.8%

China Resources Cement Holdings, Ltd.	1,530,000	$1,279,739

		$1,279,739

Distributors — 2.0%

Li & Fung, Ltd.	1,458,000	$3,339,682

		$3,339,682

Hotels, Restaurants & Leisure — 1.4%

Sands China, Ltd.	635,200	$2,367,974

		$2,367,974

Household Durables — 1.9%

Techtronic Industries Co., Ltd.	2,588,500	$3,117,944

		$3,117,944

Industrial Conglomerates — 2.1%

Hutchison Whampoa, Ltd.	357,000	$3,540,745

		$3,540,745

Insurance — 2.6%

AIA Group, Ltd.	1,174,200	$4,432,175

		$4,432,175

Marine — 1.0%

Pacific Basin Shipping, Ltd.	3,357,000	$1,733,868

		$1,733,868

Multiline Retail — 0.8%

Lifestyle International Holdings, Ltd.	490,500	$1,351,142

		$1,351,142

Real Estate Management & Development — 7.3%

Cheung Kong (Holdings), Ltd.	274,000	$3,985,460
Sun Hung Kai Properties, Ltd.	216,668	3,330,072
Swire Pacific, Ltd., Class A	103,500	1,172,511
Swire Properties, Ltd.(1)	718,600	1,767,732
Wharf (Holdings), Ltd. (The)	325,000	2,031,299

		$12,287,074

Semiconductors & Semiconductor Equipment — 1.4%

ASM Pacific Technology, Ltd.	160,600	$2,259,689

		$2,259,689

Specialty Retail — 1.0%

Esprit Holdings, Ltd.	724,600	$1,622,136

		$1,622,136

Textiles, Apparel & Luxury Goods — 1.0%

Stella International Holdings, Ltd.	758,000	$1,746,389

		$1,746,389

Total Hong Kong
(identified cost $41,491,960)		$43,452,163

Singapore — 1.9%

Industrial Conglomerates — 1.9%

Jardine Matheson Holdings, Ltd.	62,000	$3,155,635

		$3,155,635

Total Singapore
(identified cost $3,087,800)		$3,155,635

Taiwan — 23.3%

Commercial Banks — 2.2%

Chinatrust Financial Holding Co., Ltd.	5,483,103	$3,707,097

		$3,707,097

Communications Equipment — 1.2%

HTC Corp.	93,000	$2,076,389

		$2,076,389

Computers & Peripherals — 3.3%

Asustek Computer, Inc.	131,000	$1,224,729
Catcher Technology Co., Ltd.	363,000	2,640,871
Quanta Computer, Inc.	701,000	1,725,868

		$5,591,468

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 1.0%

CTCI Corp.	1,080,000	$1,747,164

		$1,747,164

Electronic Equipment, Instruments & Components — 4.0%

AU Optronics Corp.	3,282,000	$1,762,792
Hon Hai Precision Industry Co., Ltd.	1,067,580	3,703,557
Synnex Technology International Corp.	513,357	1,296,032

		$6,762,381

Food & Staples Retailing — 0.4%

President Chain Store Corp.	132,000	$696,520

		$696,520

Health Care Equipment & Supplies — 1.1%

St. Shine Optical Co., Ltd.	141,000	$1,778,682

		$1,778,682

Multiline Retail — 1.4%

Far Eastern Department Stores, Ltd.	1,680,840	$2,307,082

		$2,307,082

Semiconductors & Semiconductor Equipment — 7.2%

Advanced Semiconductor Engineering, Inc.	2,553,995	$2,484,247
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	9,553,852

		$12,038,099

Wireless Telecommunication Services — 1.5%

Taiwan Mobile Co., Ltd.	804,600	$2,467,835

		$2,467,835

Total Taiwan
(identified cost $35,788,615)		$39,172,717

Total Common Stocks — 99.1%
(identified cost $154,799,099)		$166,238,997

Short-Term Investments — 0.9%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/12	$1,466	$1,466,319

Total Short-Term Investments
(identified cost $1,466,319)		$1,466,319

Total Investments — 100.0%
(identified cost $156,265,418)		$167,705,316

Other Assets, Less Liabilities — (0.0)%(2)		$(6,693)

Net Assets — 100.0%		$167,698,623

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investments, at value (identified cost, $156,265,418)	$167,705,316
Foreign currency, at value (identified cost, $629,761)	629,761
Interest receivable	1
Receivable for investments sold	1,986,586

Total assets	$170,321,664

Liabilities

Payable for investments purchased	$2,415,924
Payable to affiliates:
Investment adviser fee	143,975
Accrued expenses	63,142

Total liabilities	$2,623,041

Net Assets applicable to investors’ interest in Portfolio	$167,698,623

Sources of Net Assets

Investors’ capital	$156,261,783
Net unrealized appreciation	11,436,840

Total	$167,698,623

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends (net of foreign taxes, $35,710)	$1,146,230
Interest	18

Total investment income	$1,146,248

Expenses

Investment adviser fee	$885,480
Trustees’ fees and expenses	3,302
Custodian fee	104,039
Legal and accounting services	30,162
Stock dividend tax	70,291
Miscellaneous	5,732

Total expenses	$1,099,006

Net investment income	$47,242

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(8,295,157)
Foreign currency transactions	(18,799)

Net realized loss	$(8,313,956)

Change in unrealized appreciation (depreciation) —
Investments	$5,252,954
Foreign currency	(2,240)

Net change in unrealized appreciation (depreciation)	$5,250,714

Net realized and unrealized loss	$(3,063,242)

Net decrease in net assets from operations	$(3,016,000)

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income	$47,242	$2,988,602
Net realized gain (loss) from investment and foreign currency transactions	(8,313,956)	24,953,809
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,250,714	(16,557,564)

Net increase (decrease) in net assets from operations	$(3,016,000)	$11,384,847

Capital transactions —
Contributions	$680,589	$1,811,873
Withdrawals	(19,676,669)	(52,926,774)

Net decrease in net assets from capital transactions	$(18,996,080)	$(51,114,901)

Net decrease in net assets	$(22,012,080)	$(39,730,054)

Net Assets

At beginning of period	$189,710,703	$229,440,757

At end of period	$167,698,623	$189,710,703

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 29, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.37	%(2)	1.19%		1.25%	1.21%	1.20%	1.22%
Net investment income	0.06	%(2)	1.27	%(3)	0.84%	2.09%	0.63%	0.65%
Portfolio Turnover	29	%(4)	78%		58%	62%	48%	62%

Total Return	(0.32	)%(4)	3.44%		12.21%	1.03%	(24.07)%	83.42%

Net assets, end of period (000’s omitted)	$167,699		$189,711		$229,441	$236,540	$276,399	$402,653

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.29% of average daily net assets.
(4)	Not annualized.

See Notes to Financial Statements.

Greater China Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2012, Eaton Vance Greater China Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 29, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Greater China Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK), a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended February 29, 2012, the investment adviser fee amounted to $885,480 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or LGM-HK’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $47,092,675 and $63,919,888, respectively, for the six months ended February 29, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,011,667

Gross unrealized appreciation	$17,869,333
Gross unrealized depreciation	(7,175,684)

Net unrealized appreciation	$10,693,649

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end

Greater China Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$4,754,365	$23,532,953		$—	$28,287,318
Consumer Staples	—	2,425,688		—	2,425,688
Energy	—	16,035,054		—	16,035,054
Financials	1,767,732	43,474,783		—	45,242,515
Health Care	—	1,778,682		—	1,778,682
Industrials	—	10,177,412		—	10,177,412
Information Technology	2,487,940	44,001,648		—	46,489,588
Materials	—	4,139,304		—	4,139,304
Telecommunication Services	—	11,663,436		—	11,663,436

Total Common Stocks	$9,010,037	$157,228,960	*	$—	$166,238,997

Short-Term Investments	$—	$1,466,319		$—	$1,466,319

Total Investments	$9,010,037	$158,695,279		$—	$167,705,316

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Greater China Growth Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Greater China Growth Portfolio

Hon. Robert Lloyd George President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund and Greater China Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Greater China Growth Fund

February 29, 2012

IMPORTANT NOTICES

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•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Greater China Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Greater China Growth Portfolio
Lloyd George Management (Hong Kong) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Administrator of Eaton Vance Greater China Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406-4/12	CGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management
Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	April 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 13, 2012

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	April 13, 2012